Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Related Party Transactions [Abstract]
Costs incurred	$ 0.6	$ 0.6	$ 9.9	$ 9.9
Total credits received	$ 1.7	$ 1.7	$ 4.3	$ 4.3